Financial risk review	12 Months Ended
Dec. 31, 2024
Financial Risk Review [Abstract]
Financial risk review
30. Financial risk review
This note presents information about Lifezone’s exposure to financial risks and Lifezone’s management of capital. Lifezone’s risk management is coordinated by its directors. Lifezone does not actively engage in the trading of financial assets for speculative purposes. The most significant financial risks to which Lifezone is exposed are described below:
a)Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises of interest rate risk, risks related to the price of equity instruments, commodity price risk and foreign exchange rates.
Market risks affecting Lifezone are comprised of interest rate risk and foreign exchange rate risk. Financial instruments affected by market risk include deposits, trade receivables, related party receivables, convertible debentures, trade payables, accrued liabilities, deferred considerations, and long-term rehabilitation provision.
The sensitivity analysis in the following sections relates to the positions as of December 31, 2024, and December 31, 2023.
The sensitivity analysis is intended to illustrate the sensitivity to changes in market variables on Lifezone’s financial instruments and show the impact on profit or loss and shareholders’ equity, where applicable.
The analysis excludes the impact of movements in market variables on the carrying value of provisions.
b)Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. During 2024 Lifezone did not have significant external revenues and therefore its credit risk from trade receivables is primarily concentrated with two legacy customers, KTSA and Kellplant, both joint ventures, and accordingly Lifezone is exposed to the possibility of loss if such customers default. Lifezone addresses this risk by monitoring its commercial relationship with such customers and by seeking to develop additional patented technology and entering into new partnerships.
The loan to Lisa Smith of $75,000 as shown in Note 23 was repaid on January 13, 2025. Other receivables consist of security deposits and interest receivable on which the credit risk is considered to be low.
The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	December 31, 2024	December 31, 2023
	$	$
Cash and cash equivalents	29,283,942	49,391,627
Other receivables	429,176	696,968
Related party receivables	98,133	1,508,243
Total	29,811,251	51,596,838
Set out below is the information about the credit risk exposure of the Lifezone’s financial assets as at December 31, 2024, and 2023:

		Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2024	$	$	$	$	$	$	$
Cash and cash equivalent	29,283,942	-	-	-	-	-	29,283,942
Other receivables	429,176	-	-	-	-	-	429,176
Related party receivables	98,133	-	-	-	478,558	(478,558)	98,133
Total	29,811,251	-	-	-	478,558	(478,558)	29,811,251

		Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2023	$	$	$	$	$	$	$
Cash and cash equivalent	49,391,627	-	-	-	-	-	49,391,627
Subscription receivable	-	-	-	-	-	-	-
Other receivables	98,836	598,132	-	-	-	-	696,968
Related party receivables	1,508,243	-	-	-	-	-	1,508,243
Total	50,998,706	598,132	-	-	-	-	51,596,838
c)Liquidity risk
Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial liability obligations as they fall due. Lifezone has historically been supported financially by its shareholders and minority interest partners. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding or monetizing the offtake from the Kabanga Nickel Project.
The table below represents expected timing of payments on trade payables, lease liabilities, debt and derivative liabilities, and deferred consideration liabilities, excluding provisions.

	December 31, 2024	December 31, 2023
	$	$
<=30 days	5,018,036	7,667,147
30-60 days	35,760	104,240
61-90 days	35,884	156,360
91-120 days	77,689	208,480
>=121 days	48,196,023	5,392,901
Total	53,363,392	13,529,128
d)Foreign currency risk
Lifezone has assets and liabilities which are denominated in currencies other than USD, its reporting currency. Lifezone incurs expenditures for which it owes money denominated in non-U.S. dollar currencies, including GBP, TZS, ZAR, EUR and AUD. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.
The following table includes assets and liabilities which are denominated in foreign currencies:

	December 31, 2024	December 31, 2023
	GBP	GBP
Cash in banks	155,089	620,208
Prepaid expenses	155,533	134,828
Trade and other payables	890,213	489,117

	AUD	AUD
Cash in banks	1,236,945	2,587,533
Trade receivables	1,308,303	112,069
Prepaid expenses	249,209	238,181
Trade and other payables	916,527	743,959

	EUR	EUR
Cash in banks	4,428	133,685

	TZS	TZS
Cash in banks	105,125,420	1,259,494,294

	ZAR	ZAR
Cash in banks	36,335	937,684
e)Sensitivity analysis
The following table demonstrates the estimated sensitivity to a reasonably possible change in the GBP, TZS, ZAR, EUR and AUD exchange rates, with all other variables held constant. The impact on Lifezone’s profit or loss is due to changes in the fair value of monetary assets and liabilities. Lifezone’s exposure to foreign currency changes for all other currencies is not considered material.

Effect on profit or loss	December 31, 2024	December 31, 2023
Change in GBP Rate
10%	72,742	79,202
-10%	(72,742)	(79,202)
Change in AUD Rate
10%	(116,704)	(176,987)
-10%	116,704	176,987
Change in EUR Rate
10%	460	14,848
-10%	(460)	(14,858)
Change in TZS Rate
10%	(4,282)	(50,079)
-10%	4,282	50,079
Change in ZAR Rate
10%	(193)	(5,058)
-10%	193	5,058
f)Capital management
For the purpose of Lifezone’s capital management, capital includes equity attributable to the shareholders of Lifezone Metals. The primary objective of Lifezone’s capital management is to maximize shareholder value.
Management assesses Lifezone’s capital requirements in order to maintain an efficient overall financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.